Other current operating assets (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	SFr 24.2	SFr 29.0
Indirect taxes (VAT/GST) receivables	60.8	45.4
Prepaid gift cards	16.8	13.0
Other current operating assets	37.5	26.3
Other current operating assets	SFr 139.3	SFr 113.7